Business combinations and acquisition of non-controlling interests	12 Months Ended
Dec. 31, 2021
Business combinations and acquisition of non-controlling interests
Business combinations and acquisition of non-controlling interests

4    Business combinations and acquisition of non-controlling interests

The fair value of the identifiable assets and liabilities as of the date of each acquisition was:

	Fair value as of the acquisition date
	2021
	Me Salva!	Eduqo	Edupass	P2D
Assets
Cash and cash and equivalents	10,562	1,112	362	24,136
Trade receivables	2,010	300	23	17,786
Inventories	80	—	—	23,348
Recoverable taxes	7	50	—	1,175
Deferred taxes	—	—	—	3,137
Advance to employees	—	—	—	109
Other assets	160	4	102	2,622
Property and equipment	145	74	—	319
Right-of-use assets	112	270	—	—
Intangible assets	12,022	9,097	3,702	168,187
	25,098	10,907	4,189	240,819

Liabilities
Trade payables	614	77	56	8,738
Labor and social obligations	296	232	42	5,205
Taxes and contributions payable	211	657	519	65
Leases	112	270	—	—
Loans and financing	91	119	—	—
Advances from customers	322	—	22	202
Other liabilities	2,263	4	—	6,113
	3,909	1,359	639	20,323
Net identifiable assets acquired at fair value	21,189	9,548	3,550	220,496

Goodwill arising on acquisition	28,326	22,422	11,679	560,075
Purchase consideration	49,515	31,970	15,229	780,571
Cash paid	15,779	15,097	2,000	788,985
Capital contribution	10,000	—	—	—
Accounts payables to selling shareholders arising from acquisition (Note 17)	22,196	16,076	13,229	—
Retained payments	1,324	—	—	—
Price adjustment	217	797	—	(8,414)
Analysis of cash flows on acquisition:
Transaction costs of the acquisition (included in cash flows from operating activities)	(486)	(390)	(191)	(13,629)
Cash paid and subscribed capital net of cash acquired with the subsidiary (included in cash flows from investing activities)	(15,433)	(13,985)	(1,638)	(764,849)

	2020
	WPensar	Studos	Geekie	EI
Assets
Cash and cash and equivalents	378	191	7,796	14,492
Trade receivables	75	126	1,120	11,129
Inventories	—	—	8,333	4,419
Recoverable taxes	108	—	524	—
Deferred taxes	—	—	15,098	—
Advance to employees	—	—	—	11,484
Other assets	1	—	710	697
Property and equipment	172	39	2,592	843
Right-of-use assets	—	—	292	2,418
Intangible assets	6,192	5,996	36,328	238,825
	6,926	6,352	72,793	284,307
Liabilities
Trade payables	47	18	823	1,709
Labor and social obligations	385	79	21,584	3,097
Taxes and contributions payable	152	56	677	—
Income taxes payable	8	—	—	—
Leases	—	—	292	2,418
Loans and financing	—	—	8,836	—
Loans with related parties	1,285	—	10,885	—
Provision for legal proceedings	—	—	—	599
Advances from customers	100	27	269	—
Other liabilities	35	10	—	166
	2,012	190	43,366	7,989
Total identifiable net assets at fair value	4,914	6,162	29,427	275,684
Goodwill arising on acquisition	18,994	13,371	158,552	219,715
Purchase consideration transferred	23,908	19,533	187,979	496,033
Cash paid	14,345	8,298	4,500	200,000
Forward contract of non-controlling interest at acquisition	—	—	115,222	291,413
Retained payments	3,586	11,235	—	—
Price adjustment	—	—	—	4,620
Fair value of previously held interest in a step acquisition	5,977	—	68,257	—
Analysis of cash flows on acquisition:
Transaction costs of the acquisition (included in cash flows from operating activities)	(115)	(275)	(762)	(6,510)
Cash paid and subscribed capital net of cash acquired with the subsidiary (included in cash flows from investing activities)	(13,967)	(8,107)	3,296	(185,508)

The purchase price allocation is subject to change during the period of completion of the determination of the fair value of intangible assets according to the deadline defined by IFRS.

(a)	Me Salva! Cursos e Consultorias S/A (“Me Salva!”)

On March 10, 2021, the Company acquired control of Me Salva!, by acquiring 60.0% of the outstanding shares on the acquisition date.

The purchase consideration transferred was R$ 49,515, comprised of:

For acquisition of 60%: (i) R$ 15,779 related to cash consideration paid on the acquisition date; (ii) R$ 10,000 capital contribution paid on the acquisition date; (iii) R$ 1,324 retained for the period of 5 years for any eventual inaccuracies in the fulfillment of the guarantees given in the purchase and sale agreement, which will be released in five annual installments; and (iv) R$ 217 determined as an “acquisition price adjustment.

For acquisition of remaining 40%: (i) R$ 22,196, representing the present value of the amount that will be paid in March 2025. Because the price is not fixed, the Company considers the payment as contingent consideration and the financial liability is measured at FVPL and no non-controlling interest has been recognized. The Company did not recognize deferred taxes related to the business combination because the tax basis and the accounting basis, including fair value adjustments, were the same at the date of the business combination.

Goodwill

The goodwill recorded on the acquisition was R$28,326 and it is expected to be deductible for tax purposes after the Company incorporates the acquiree. For the purposes of impairment testing, the goodwill has been allocated to the Supplemental operating segment.

The goodwill is primarily attributable to the expected synergies and other benefits from combining the assets and activities of Me Salva! with those of the Company. The goodwill paid is based on the Business Plan prepared for purposes of the acquisition, and the principal business assumptions used were considered by management as appropriate.

Transaction costs

Transaction costs of R$486 were expensed and are included in general and administrative expenses as of December 31, 2021.

(b)Quadrado Mágico Desenvolvimento e Licenciamento de Software S.A. (“Eduqo”)

On July 1, 2021, the Company acquired control of Eduqo, by acquiring 100% of the outstanding shares on the acquisition date.

Eduqo provides educational services, acting specifically in the Learning Management System (LMS) segment.

The purchase consideration transferred was R$31,970, comprised of: (i) R$15,097 cash consideration paid on the acquisition date; (ii) R$16,076 related to seller financing, representing the present value of fixed price that will be paid in two installments on each anniversary date of the transaction, and (iii) of R$797 determined as an acquisition price adjustment. See Note 17 for further information.

The Company did not recognize deferred taxes related to the business combination because the tax basis and the accounting basis, including fair value adjustments, were the same at the date of the business combination.

Goodwill

The goodwill recorded on the acquisition was R$22,422 and it is expected to be deductible for tax purposes after the Company incorporates the acquiree. For the purposes of impairment testing, the goodwill has been allocated to the Supplemental operating segment.

The goodwill acquired is primarily attributable to the expected synergies and other benefits from combining the assets and activities of Eduqo with those of the Company. The goodwill paid is based on the Business Plan prepared for purposes of the acquisition, and the principal business assumptions used were considered by management as appropriate.

Transaction costs

Transaction costs of R$390 were expensed and are included in general and administrative expenses as of December 31, 2021.

(c)Desenvoolva – Educação, Treinamento e Consultoria Corporativa Ltda. (“Edupass”)

On September 3, 2021, the Company acquired control of Edupass, by acquiring 100% of the outstanding shares on the acquisition date.

Edupass connects education institutions with companies and professionals, helping employees in their career development.

The purchase consideration was R$ 15,229, comprised of: (i) R$ 2,000 cash consideration paid on the acquisition date; (ii) R$ 1,975 related to seller financing which will be paid in two installments on each anniversary of the transaction; and (iii) an additional earn-out of R$ 11,254, representing the present value of the amount that will be paid in 2024. Because the R$ 11,254 is not a fixed price but subject to a formula, the Company considers the payment as contingent consideration and the liability is measured at FVPL.

The Company did not recognize deferred taxes related to the business combination because the tax basis and the accounting basis, including fair value adjustments, were the same at the date of the business combination.

Goodwill

The goodwill recorded on the acquisition was R$ 11,679 and it is expected to be deductible for tax purposes after the Company incorporates the acquiree. For the purposes of impairment testing, the goodwill has been allocated to the Supplemental operating segment.

The goodwill acquired is primarily attributable to the expected synergies and other benefits from combining the assets and activities of Edupass with those of the Company. The goodwill paid is based on the Business Plan prepared for purposes of the acquisition, and the principal business assumptions used were considered by the administration as appropriate.

Transaction costs

Transaction costs of R$ 191 were expensed and are included in general and administrative expenses as of December 31, 2021.

(d)P2D Educação Ltda. (“P2D”)

On March 6, 2021, the Company announced that it entered into a definitive agreement to acquire COC and Dom Bosco, two important K-12 learning systems in Brazil.

On October 1, 2021, Arco concluded the acquisition of 100% of the capital stock of P2D.

The purchase consideration was R$ 780,571, comprised of: (i) R$ 788,985 cash consideration paid on the acquisition date; and (ii) R$ 8,414 of price adjustments calculated after the acquisition, to be paid by Pearson, reducing the acquisition price. The price adjustment is under discussion between both parties and its payment is more likely to occur in the first semester of 2022.

The transaction was subject to customary closing conditions, including antitrust and other regulatory approvals. After the preliminary antitrust approval from Brazil’s Administrative Council for Economic Defense – CADE, which occurred on September 30, 2021, Arco closed the acquisition of P2D on October 1, 2021, becoming a subsidiary of Company.

The Company did not recognize deferred taxes related to the business combination because the tax basis and the accounting basis, including fair value adjustments, were the same at the date of the business combination.

Goodwill

The goodwill recorded on the acquisition was R$ 560,075 and it is expected to be deductible for tax purposes after the Company incorporates the acquiree. For the purposes of impairment testing, the goodwill has been allocated to the Core operating segment.

The goodwill acquired is primarily attributable to the expected synergies and other benefits from combining the assets and activities of Edupass with those of the Company. The goodwill paid is based on the Business Plan prepared for purposes of the acquisition, and the principal business assumptions used were considered by the administration as appropriate.

Transaction costs

Transaction costs of R$ 13,629 were expensed and are included in general and administrative expenses as of December 31, 2021.

(e)WPensar S.A. (“WPensar”)

WPensar is a company engaged in the development and licensing of software, related to school management systems.

The Company bought, as a first step, a 25.0% stake in the entity in April 2015 for R$ 5,000, of which R$ 4,777 related to the consideration transferred as capital contribution and R$ 223 to the initial recognition of asymmetrical put and call options. Pursuant to the investment and share purchase agreement for the acquisition of WPensar, Arco purchased the remaining 75.0% on September 21, 2020.

The purchase consideration transferred was R$ 23,908, consisting of R$ 14,345 paid at the acquisition date, R$ 3,586 retained until September 30, 2021 as a guarantee for any losses and R$ 5,977 regarding the fair value of the previously held interest. At the date of acquisition, the carrying amount of the investment previously held interest was R$ 2,729, resulting in a gain in step acquisition of R$ 3,248. The amount will be released in a single installment, adjusted by Interbank certificates of deposit (CDI). On the due date, if there are no losses, the amount will be paid to the selling shareholders.

The Company did not recognize any deferred taxes related to the business combination because the tax basis and accounting basis, including fair value adjustments, were the same at the acquisition date.

Goodwill

The goodwill acquired on the acquisition was R$ 18,994 and is expected to be deductible for tax purposes after the Company merges the acquiree. For the purposes of impairment testing, the goodwill has been allocated to the Supplemental operating segment.

The goodwill recognized is primarily attributable to the expected synergies and other benefits from combining the assets and activities of WPensar with those of the Company. The goodwill paid is based on the Business Plan prepared for purposes of the acquisition, and the principal business assumptions used were considered by the administration as appropriate.

Transaction costs

Transaction costs of R$ 115 were expensed and are included in general and administrative expenses on December 31, 2020.

(f)Studos Software Ltda. (“Studos”)

On September 21, 2020, the Company acquired control of Studos, by acquiring 100% of the outstanding ordinary shares and voting interests.

Studos is a platform that contributes to enrich students’ learning and optimize teachers’ time, in addition to providing simplified management for coordinators.

The purchase consideration transferred was R$ 19,533. The amount of R$ 8,298 was paid on the acquisition date and R$ 11,235 has been retained for the period of 2 years and is conditioned to the performance of the entity. The amount will be released in two annual installments.

The Company did not recognize deferred taxes related to the business combination because the tax basis and the accounting basis, including fair value adjustments, were the same at the date of the business combination.

Goodwill

The goodwill recorded on the acquisition was R$ 13,371 and it is expected to be deductible for tax purposes after the Company merges the acquiree. For the purposes of impairment testing, the goodwill has been allocated to the Supplemental operating segment.

The goodwill acquired is primarily attributable to the expected synergies and other benefits from combining the assets and activities of Studos with those of the Company. The goodwill paid is based on the Business Plan prepared for purposes of the acquisition, and the principal business assumptions used were considered by the administration as appropriate.

Transaction costs

Transaction costs of R$ 275 were expensed and are included in general and administrative expenses on December 31, 2020.

(g)Geekie Desenvolvimento de Softwares S.A. (“Geekie”)

Geekie Desenvolvimento de Software S.A. is an entity that provides technology for adaptive assessment and learning products and engages in the production, development and licensing of software tailored to the specific requirements of education sector customers.

In December 2016, the Company acquired a 6.54% interest in Geekie, Based on the agreement signed by Geekie’s shareholders, the Company exercised significant influence over the investment, as the Company: (i) had representation on the board of directors; (ii) participated in strategic decision making regarding all relevant matters; (iii) approved all products launched by Geekie; and (iv) provided essential technical information (Geekie’s products are based on the Company’s educational content). At that date, the Company entered into an agreement through which it had a call option, and the sellers had a put option over the remaining shares. The price would be determined by the greater of the multiple of the Company’s EBITDA for 2021 multiplied by Geekie’s EBITDA, including any cash or debt; or 10 times Geekie’s EBITDA for 2021, less net debt. The put option could be exercised between the period beginning on May 1, 2022, through May 31, 2022. Call and put options were recorded at fair value, calculated through the multiple scenarios method – Monte Carlo. Any adjustment to the fair value was recognized as finance income (costs) in the statement of income (loss).

The amount to acquire the 6.54% interest of R$8,000 was paid in January 2017, of which R$4,000 was a capital contribution and R$4,000 was paid to the selling shareholders.

The Company agreed with the selling shareholders that if in June 2018 the cash and cash equivalents of Geekie were lower than a threshold of R$5,000, the Company would have to subscribe capital in the amount of R$2,000.

On July 2, 2018, the extraordinary shareholders’ meeting authorized the acquisition of an additional 1.51% interest in the equity of Geekie, increasing the Company’s share from 6.54% to 8.05% through a capital increase of R$2,000. The capital increase was fully paid on July 3, 2018. The additional investment did not change the Company’s influence in Geekie and had the purpose to support Geekie’s working capital needs.

On September 20, 2019, Arco acquired an additional 0.96% interest in the share capital of Geekie through a capital increase of R$1,218 increasing the Company’s total interest to 9.01%. On October 14, 2019, Arco acquired an additional 1.92% interest in the share capital of Geekie through a capital increase of R$2,500 increasing its total interest to 10.92%. In addition, on October 25, 2019, Arco acquired an additional 18.44% interest in the share capital of Geekie from a minority shareholder for R$21,892 increasing its total interest to 29.36%. On November 15, 2019, Arco acquired an additional 1.17% interest in the share capital of Geekie through a capital increase of R$2,000 increasing its total interest to 30.53%. In December 2019, Arco acquired an additional 7.00% interest in the share capital of Geekie through a capital increase of R$4,282 and the purchase of minority shareholders for R$5,761 increasing its total interest to 37.53% as of December 31, 2019. On March 4, 2020, Arco acquired an additional 10.51% interest in the share capital of Geekie through the purchase of shares from minority shareholders in the amount of R$12.676, increasing its total interest to 48.04%. On July 06, 2020, Arco acquired an additional 4.62% interest in Geekie’s share capital from minority shareholders for R$5,782, increasing its total interest to 52.67%. Notwithstanding this acquisition, at that date, based on the existing shareholders ‘agreement the Company did not control Geekie. On September 21, 2020, Arco acquired a 1.76% interest in the share capital of Geekie through a capital increase of R$4,500 increasing its total interest to 54.43%. On November 11, 2020, Arco acquired an additional 1.64% interest in Geekie’s share capital through a capital increase of R$4,500 increasing its total interest to 56.06%.

On November 27, 2020, the Company signed a new shareholders’ agreement and based on the new terms defined, on that date the Company acquired control of Geekie. With the change in the composition of the Board of Directors the Company has power to decide on Geekie’s operations. The financial statements of Geekie were consolidated from the date the Company acquired control and the acquisition was accounted for as a business combination.

On January 20, 2021, Arco acquired an additional 1.36% interest in Geekie’s share capital through a capital increase of R$4,000, increasing its total interest to 57.42%.

The shareholders entered a firm commitment on the 42,58% of the remaining interest held by the non-controlling shareholders exercisable until January 2023, because the terms are non-cancelable in any way.

The terms of the firm commitment were assessed to determine as to whether they expose the Company to the risks and rewards associated with the actual ownership of such shares during the period of the firm commitment contract.

The Company accounted for the firm commitment under the anticipated-acquisition method, and the non-controlling interest subject to that is deemed to have been acquired at the date of acquisition of the control. Accordingly, upon obtaining control, the Company also consolidated the interest currently legally held by the non-controlling shareholder and recognized a financial liability that will be eventually settled when the non-cancelable firm commitment option is exercised.

The financial liability was recorded at the present value of the estimated amount payable to the non-controlling shareholder upon the exercise of the firm commitment discounted to present value using an estimated interest rate of 13.15%. Any dividends payable to non-controlling shareholder will recorded as interest expense.

The purchase consideration transferred amounted to R$187,979, comprised of: (i) cash consideration in the amount of R$4,500 through capital contribution paid on the same month of acquisition; (ii) R$115,222 regarding a forward contract and (iii) R$68,257 regarding a fair value of previously held interest in a step acquisition.

At the date of acquisition, the carrying amount of the investment previously held interest was R$71,812, resulting in a loss in step acquisition of R$3,555. The exercise price is variable and conditioned to the performance of the entity and is based on multiples of 2022 ACV book value and revenue as described in Note 17.i).

Goodwill

The goodwill recorded on the acquisition was R$158,552 and it is expected to be deductible for tax purposes after the Company merges the acquiree. For the purposes of impairment testing, the goodwill has been allocated to the Core operating segment.

The goodwill acquired is primarily attributable to the expected synergies and other benefits from combining the assets and activities of Geekie with those of the Company. The goodwill paid is based on the Business Plan prepared for purposes of the acquisition, and the principal business assumptions used were considered by the administration as appropriate.

Transaction costs

Transaction costs of R$762 were expensed and are included in general and administrative expenses on December 31, 2020.

(h)Escola da Inteligência Cursos Educacionais Ltda. (“EI” or “Escola da Inteligência”)

On August 28, 2020, the Company announced that it entered into a definitive agreement to acquire Escola da Inteligência, the leading solution in social-emotional learning (SEL) in Brazil.

This transaction broadens Arco’s supplemental market presence by adding a strong brand to its portfolio. Arco believes there is a favorable market trend for SEL, pushed forward by the COVID-19 pandemic, and that EI is well positioned to capture this demand outside and within Arco’s school base.

The acquisition involves only the private sector business of Escola da Inteligência and under the terms of the transaction, Arco will acquire 100% of EI’s shares for R$496,034, of which R$200,000 was paid at closing, the amount of R$88,000 was paid in the second quarter of 2021, concluding the first stage of acquisition corresponding to 60% of EI’s shares. The remaining 40% of EI’s shares is estimated in R$208,150, subject to adjustments related to multiples of 2023 ACV book value plus cash generation multiplied by 40%. The amount will be paid in the second quarter of 2023.

The amount of R$ 4,620 was determined as an “acquisition price adjustment”, which was calculated based on the difference between net debt less the working capital and was paid to the selling shareholders in April 30, 2021.

The transaction was subject to customary closing conditions, including antitrust and other regulatory approvals. After the preliminary antitrust approval from Brazil’s Administrative Council for Economic Defense – CADE, which occurred on November 13, 2020, Arco closed the acquisition of EI on December 2, 2020, becoming a subsidiary of Company.

Goodwill

The goodwill recorded on the acquisition was R$219,715 and it is expected to be deductible for tax purposes after the Company merges the acquiree. For the purposes of impairment testing, the goodwill has been allocated to the Supplemental operating segment.

The goodwill acquired is primarily attributable to the expected synergies and other benefits from combining the assets and activities of Escola da Inteligência with those of the Company. The goodwill paid is based on the Business Plan prepared for purposes of the acquisition, and the principal business assumptions used were considered by the administration as appropriate.

Transaction costs

Transaction costs of R$6,510 were expensed and are included in general and administrative expenses on December 31, 2020.

(i)	Measurement of fair value

The valuation techniques used for measuring the fair value of separate identified intangible assets acquired were as follows:

Entity	Asset acquired	Valuation technique
Me Salva! Eduqo Edupass P2D WPensar Studos Escola da Inteligência	Customer relationship	Multi-period excess earning method The method considers the present value of net cash flows expected to be generated by customer relationship, by excluding any cash flows related to contributory assets
Me Salva! Eduqo Edupass P2D WPensar Studos Escola da Inteligência	Non-compete agreement

With-and-without method

The With-and-Without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another, considering its non-existence.

Me Salva! Edupass P2D Geekie Escola da Inteligência	Trademarks	Relief-from-royalty method The relief-from-royalty method considers the discount estimated royalty payments that are expected to be avoided as a result of the educational platform being owned.
Me Salva! Eduqo Edupass WPensar	Software	Replacement cost The method considers the amount that an entity would have to pay to replace at the present time, according to its current worth.
Me Salva! Eduqo P2D	Educational platform	Replacement cost The method considers the amount that an entity would have to pay to replace at the present time, according to its current worth.
Studos Escola da Inteligência	Educational system	Relief-from-royalty method The relief-from-royalty method considers the discount estimated royalty payments that are expected to be avoided as a result of the educational platform being owned.

(j)Revenue and profit contribution

The individual net revenue and net income from the acquisition date through each period end for all business combinations are presented below:

	December 31, 2021
	Me Salva!	Eduqo	Edupass	P2D
Total net revenue	6,929	2,511	434	38,081
Net income (loss) before income taxes	(4,961)	988	(505)	7,497

	2020
	WPensar	Studos	Geekie	EI
Total net revenue	1,126	282	18,497	14,779
Net income (loss) before income taxes	(89)	(249)	(11,035)	10,429

Total revenue and income (loss) before income taxes for the Company are presented below assuming the acquisitions had occurred at the beginning of the year:

	2021	2020
Total net revenue	1,271,921	1,078,831
Net income (loss) before income taxes	(185,101)	32,208

This additional financial information is presented for informational purposes only and does not purport to represent what the Company’s results of operations would have been had it completed the acquisition on the date assumed, nor is it necessarily indicative of the results that may be expected in future periods.